FEDERATED HIGH YIELD TRUST

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                   May 2, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE:  FEDERATED HIGH YIELD TRUST (the "Fund")
           1933 Act File No. 2-91091
           1940 Act File No. 811-4018

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated April 30, 2007, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post- Effective amendment No. 38 on April 26, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                   Very truly yours,



                                                   /s/ Andrew P. Cross
                                                   Andrew P. Cross
                                                   Assistant Secretary